Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 04, 2023
Entity Registrant Name	Capital Group Fixed Income ETF Trust
Entity Central Index Key	0001870117
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 04, 2023
Document Effective Date	Aug. 08, 2023
Prospectus Date	Aug. 08, 2023
Capital Group Core Bond ETF | Share Class
Prospectus:
Trading Symbol	CGCB
Capital Group Short Duration Municipal Income ETF | Share Class
Prospectus:
Trading Symbol	CGSM